Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Income Statement [Abstract]
Net sales	$ 12,033	$ 4,381	$ 46,689	$ 32,458	$ 101,477
Cost of sales	11,099	17,814	58,264	60,028	219,514
Gross profit (loss)	934	(13,433)	(11,575)	(27,570)	(118,037)
Operating expenses:
General and administrative	745,374	390,685	5,033,512	1,433,843	12,154,055
Management fees - related party	15,000	15,000	60,000	410,000	1,025,000
Net impairment of intangible assets			1,393,131	1,720,229	3,113,360
Amortization of intangible assets		272,187	1,044,542	1,413,215	3,244,207
Total operating expense	760,374	677,872	7,531,185	4,977,287	19,536,622
Operating loss	(759,440)	(691,305)	(7,542,760)	(5,004,857)	(19,654,659)
Other income (expense):
Interest (expense) income, net	(238,128)	(41,880)	(843,004)	12,265	(1,065,232)
Loss on settlement of accrued expenses		(924,000)	(1,918,000)		(1,878,221)
Change in fair value of contingent consideration related to acquisition	(55,142)	(60,208)	(204,485)	(40,000)	(532,627)
Change in fair value of derivative liabilities				40,000	40,000
Loss on extinguishment of debt			(900,000)		(900,000)
Other (expense) income, net	(293,270)	(1,026,088)	(3,865,489)	12,265	(4,336,080)
Loss before income tax benefit	(1,052,710)	(1,717,393)	(11,408,249)	(4,992,592)	(23,990,739)
Income tax benefit, net					960,000
Net loss	$ (1,052,710)	$ (1,717,393)	$ (11,408,249)	$ (4,992,592)	$ (23,030,739)
Basic and diluted net loss per common share	$ 0.00	$ (0.01)	$ (0.06)	$ (0.03)
Weighted-average number of common shares outstanding - basic and diluted	211,268,643	169,300,726	178,180,688	165,322,892